Amortization and depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization and depreciation [Abstract]
Amortisation, intangible assets other than goodwill	$ 23,857	$ 15,511	$ 10,816
Depreciation, right-of-use assets	730	421	627
Depreciation, property, plant and equipment	1,673	1,245	782
Depreciation and amortisation expense	$ 26,260	$ 17,177	$ 12,225